AB Active ETFs, Inc.

AB Short Duration High Yield ETF

Portfolio of Investments

August 31, 2026 (unaudited)

	Principal Amount (000)		U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 77.8%
Industrial – 68.2%
Basic – 5.5%
Ahlstrom Holding 3 Oy 4.875%, 02/04/2028(a)	U.S.$	392	$388,276
Alcoa Nederland Holding BV 4.125%, 03/31/2029(a)		1,587	1,536,121
7.125%, 03/15/2031(a)		4,179	4,317,367
Alumina Pty Ltd. 6.125%, 03/15/2030(a)		7	7,074
ASP Unifrax Holdings, Inc. 7.10% (7.10% Cash or 5.85% Cash and 1.25% PIK), 09/30/2029(b) (c) (d)		2,473	6,183
10.425% (10.425% Cash or 11.175% PIK or 6.425% Cash and 4.75% PIK), 09/30/2029(b) (c) (d) (e)		833	310,173
12.05% (CME Term SOFR 1 Month + 8.37%), 10/29/2026(f) (g) (h) (i)		126	45,981
12.05% (CME Term SOFR 1 Month + 8.37%), 11/26/2026(f) (g) (h) (i)		24	8,969
12.05% (CME Term SOFR 1 Month + 8.37%), 07/31/2027(c) (f) (h) (i)		127	123,349
Axalta Coating Systems LLC 3.375%, 02/15/2029(a)		1,000	958,960
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.75%, 06/15/2027(a)		320	319,738
Celanese US Holdings LLC 6.50%, 04/15/2030		219	223,043
7.33%, 07/15/2029(e)		213	222,121
7.35%, 11/15/2028(e)		5,653	5,874,598
7.379%, 07/15/2032(e)		1,566	1,640,526
Cerdia Finanz GmbH 9.375%, 10/03/2031(a)		380	344,546
Constellium SE 3.75%, 04/15/2029(a)		3,351	3,220,345
CVR Partners LP/CVR Nitrogen Finance Corp. 6.125%, 06/15/2028(a)		4,924	4,930,697
Fortescue Treasury Pty Ltd. 4.50%, 09/15/2027(a)		435	431,407
Graphic Packaging International LLC 3.50%, 03/15/2028(a)		50	48,681
INEOS Finance PLC 7.25%, 03/31/2031(a)	EUR	715	786,242
Ingevity Corp. 3.875%, 11/01/2028(a)	U.S.$	1,972	1,905,800
Methanex Corp. 5.125%, 10/15/2027		4,427	4,426,602
Methanex US Operations, Inc. 6.25%, 03/15/2032(a)		883	894,205
Novelis Corp. 4.75%, 01/30/2030(a)		5,370	5,186,722
Olin Corp. 5.00%, 02/01/2030		5,752	5,560,286
5.625%, 08/01/2029		2,034	2,023,993
6.625%, 04/01/2033(a)		47	46,162
Olympus Water US Holding Corp. 3.875%, 10/01/2028(a)	EUR	100	115,716
Perimeter Holdings LLC 5.00%, 10/30/2029(a)	U.S.$	762	744,977
Roller Bearing Co. of America, Inc. 4.375%, 10/15/2029(a)		680	664,292
Stonepeak Motion Holdco Ltd./Stonepeak Motion Finco LLC 5.00%, 07/15/2033(a)	EUR	254	295,105
6.125%, 07/15/2033(a)	U.S.$	349	347,304
WR Grace Holdings LLC 6.625%, 08/15/2032(a)		5,503	5,303,131

			53,258,692

	Principal Amount (000)		U.S. $ Value

Capital Goods – 8.4%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 5.00%, 01/30/2031(a)	EUR	597	$702,178
Ball Corp. 2.875%, 08/15/2030	U.S.$	689	627,452
Biffa Group Holdings Ltd. 5.25%, 06/15/2031(a)	EUR	777	896,922
Bombardier, Inc. 7.45%, 05/01/2034(a)	U.S.$	3,263	3,581,926
8.75%, 11/15/2030(a)		905	953,608
Columbus McKinnon Corp./NY 7.125%, 02/01/2033(a)		4,683	4,736,339
Constantia Flexibles GmbH 6.25%, 07/15/2032(a)	EUR	164	192,190
Dycom Industries, Inc. 4.50%, 04/15/2029(a)	U.S.$	2,714	2,642,133
Efesto Bidco SpA Efesto US LLC Series XR 7.50%, 02/15/2032(a)		4,872	4,952,339
EnerSys 4.375%, 12/15/2027(a)		1,214	1,204,482
Esab Corp. 6.25%, 04/15/2029(a)		5,385	5,456,944
GFL Environmental, Inc. 4.00%, 08/01/2028(a)		6,243	6,118,827
6.75%, 01/15/2031(a)		507	515,436
Goat Holdco LLC 6.75%, 02/01/2032(a)		3,645	3,718,483
IMA Industria Macchine Automatiche SpA 3.75%, 01/15/2028(a)	EUR	650	754,647
LSB Industries, Inc. 6.25%, 10/15/2028(a) (e)	U.S.$	4,694	4,683,626
Luna 2 5 SARL 5.50%, 07/01/2032(a)	EUR	266	310,784
Maxam Prill SARL 7.75%, 07/15/2030(a)	U.S.$	5,001	5,157,831
MIWD Holdco II LLC/MIWD Finance Corp. 5.50%, 02/01/2030(a)		7,455	7,024,921
Mueller Water Products, Inc. 4.00%, 06/15/2029(a)		3,153	3,038,199
Quikrete Holdings, Inc. 6.375%, 03/01/2032(a)		2,554	2,584,239
Silgan Holdings, Inc. 2.25%, 06/01/2028	EUR	412	467,395
Terex Corp. 5.00%, 05/15/2029(a)	U.S.$	6,360	6,302,378
TK Elevator Midco GmbH 4.375%, 07/15/2027(a)	EUR	34	39,465
TransDigm, Inc. 6.375%, 03/01/2029(a)	U.S.$	3,656	3,708,902
6.75%, 08/15/2028(a)		2,775	2,796,700
6.875%, 12/15/2030(a)		2,646	2,713,341
Trinity Industries, Inc. 7.75%, 07/15/2028(a)		863	881,969
VoltaGrid LLC 7.375%, 11/01/2030(a)		2,299	2,312,472
Waste Pro USA, Inc. 7.00%, 02/01/2033(a)		215	219,717
WESCO Distribution, Inc. 5.25%, 04/15/2031(a)		300	295,788

			79,591,633

	Principal Amount (000)		U.S. $ Value

Communications - Media – 3.1%
AMC Global Media, Inc. 10.50%, 07/15/2032(a)	U.S.$	573	$605,157
Arches Buyer, Inc. 9.00%, 08/15/2031(a)		863	900,773
Banijay Entertainment SAS 7.00%, 05/01/2029(a)	EUR	442	524,681
8.125%, 05/01/2029(a)	U.S.$	234	240,192
CCO Holdings LLC/CCO Holdings Capital Corp. 7.00%, 02/01/2033(a)		969	946,480
7.375%, 03/01/2031(a)		504	510,018
Clear Channel Outdoor Holdings, Inc. 7.125%, 02/15/2031(a)		1,149	1,183,573
CSC Holdings LLC 5.375%, 02/01/2028(a)		1,973	1,069,267
5.50%, 04/15/2027(a)		491	284,191
6.50%, 02/01/2029(a)		233	123,690
DIRECTV Financing LLC 8.875%, 02/01/2030(a)		4,131	4,230,103
DIRECTV Financing LLC/Directv Financing Co-Obligor, Inc. 5.875%, 08/15/2027(a)		148	147,996
Discovery Global Holdings, Inc. 4.279%, 03/15/2032		2,355	2,154,990
DISH DBS Corp. 5.25%, 12/01/2026(a) (b) (d)		589	587,518
5.75%, 12/01/2028(a) (b) (d)		754	743,007
EchoStar Corp. 10.75%, 11/30/2029		2,131	2,302,567
EW Scripps Co. (The) 9.88%, 08/15/2030(a)		1,013	915,661
Gray Media, Inc. 10.50%, 07/15/2029(a)		707	745,758
LCPR Senior Secured Financing DAC 5.125%, 07/15/2029(a)		1,179	662,504
6.75%, 10/15/2027(a)		2,212	1,275,749
McGraw-Hill Education, Inc. 5.75%, 08/01/2028(a)		952	949,220
7.375%, 09/01/2031(a)		150	154,159
Sinclair Television Group, Inc. 5.50%, 03/01/2030(a)		22	19,564
8.125%, 02/15/2033(a)		44	45,716
Sirius XM Radio LLC 4.00%, 07/15/2028(a)		400	390,276
4.125%, 07/01/2030(a)		5,012	4,717,545
5.00%, 08/01/2027(a)		50	49,901
Summer BC Holdco B SARL 5.875%, 02/15/2030(a)	EUR	196	190,836
Versant Media Group, Inc. 7.25%, 01/30/2031(a)	U.S.$	3,779	3,916,820

			30,587,912

Communications - Telecommunications – 1.3%
Altice Financing SA 5.00%, 01/15/2028(a)		1,198	737,992
Altice France SA 6.50%, 04/15/2032(a)		1,342	1,306,539
6.875%, 10/15/2030(a)		373	364,618
6.875%, 07/15/2032(a)		1,450	1,420,282
9.5%, 11/01/2029(a)		448	454,077
Connect Finco SARL/Connect US Finco LLC 9.00%, 09/15/2029(a)		868	908,562
Core Scientific Finance I LLC 7.75%, 05/15/2031(a)		1,864	1,808,229

	Principal Amount (000)		U.S. $ Value

Edged Compute LLC 7.50%, 04/30/2031(a)	U.S.$	1,492	$1,415,416
ELK Grove Village Property LLC 7.50%, 06/15/2031(a)		1,836	1,767,958
Fibercop SpA Series 2033 6.375%, 11/15/2033(a)		19	18,835
Iliad Holding SAS 8.50%, 04/15/2031(a)		379	397,177
Viasat, Inc. 7.50%, 05/30/2031(a)		266	267,136
Yondr JK 1 LLC 6.875%, 06/30/2031(a)		1,466	1,372,924

			12,239,745

Consumer Cyclical - Automotive – 2.3%
Adient Global Holdings Ltd. 8.25%, 04/15/2031(a)		3,749	3,906,158
Garrett Motion Holdings, Inc./Garrett LX I SARL 7.75%, 05/31/2032(a)		1,665	1,731,234
Goodyear Tire & Rubber Co. (The) 5.25%, 07/15/2031		3,823	3,403,349
IHO Verwaltungs GmbH 6.375% (6.375% Cash or 7.1250% PIK), 05/15/2029(a) (j)		662	667,660
6.75% (6.75% Cash or 7.50% PIK), 11/15/2029(a) (j)	EUR	520	627,921
JB Poindexter & Co., Inc. 8.75%, 12/15/2031(a)	U.S.$	1,938	2,001,276
Nissan Motor Acceptance Co. LLC 1.85%, 09/16/2026(a)		450	449,415
2.75%, 03/09/2028(a)		3,427	3,275,527
5.30%, 09/13/2027(a)		618	616,566
Nissan Motor Co., Ltd. 4.345%, 09/17/2027(a)		942	932,175
4.81%, 09/17/2030(a)		883	821,817
7.50%, 07/17/2030(a)		792	813,376
Phinia, Inc. 6.625%, 10/15/2032(a)		822	836,286

			20,082,760

Consumer Cyclical - Entertainment – 1.1%
CPUK Finance Ltd. 7.875%, 08/28/2029(a)	GBP	400	559,050
NCL Corp., Ltd. 5.875%, 01/15/2031(a)	U.S.$	2,858	2,740,736
6.75%, 02/01/2032(a)		875	851,357
SeaWorld Parks & Entertainment, Inc. 5.25%, 08/15/2029(a)		5,115	4,991,422
Viking Cruises Ltd. 9.125%, 07/15/2031(a)		729	764,531

			9,907,096

Consumer Cyclical - Other – 8.5%
Allwyn Entertainment Financing UK PLC 7.875%, 04/30/2029(a)		1,194	1,223,504
Banijay Gaming SAS 5.125%, 12/10/2031(a)	EUR	424	498,217
Boyne USA, Inc. 4.75%, 05/15/2029(a)	U.S.$	2,993	2,938,198
Brightstar Lottery PLC 5.25%, 01/15/2029(a)		55	54,561
Builders FirstSource, Inc. 4.25%, 02/01/2032(a)		3,914	3,598,884
6.375%, 06/15/2032(a)		487	488,427

	Principal Amount (000)		U.S. $ Value

Churchill Downs, Inc. 4.75%, 01/15/2028(a)	U.S.$	4,614	$4,581,471
Cirsa Finance International SARL 6.50%, 03/15/2029(a)	EUR	668	800,197
Great Canadian Gaming Corp./Raptor LLC 8.75%, 11/15/2029(a)	U.S.$	560	563,786
Hilton Domestic Operating Co., Inc. 3.75%, 05/01/2029(a)		2,274	2,190,362
5.875%, 04/01/2029(a)		3,092	3,116,581
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 4.875%, 07/01/2031(a)		453	419,016
5.00%, 06/01/2029(a)		4,339	4,224,320
6.625%, 01/15/2032(a)		1,635	1,648,603
Marriott Ownership Resorts, Inc. 4.50%, 06/15/2029(a)		5,393	5,218,968
Masterbrand, Inc. 7.00%, 07/15/2032(a)		7,090	7,085,959
MGM Resorts International 6.125%, 09/15/2029		906	916,165
6.50%, 04/15/2032		4,820	4,817,590
Miller Homes Group Finco PLC 6.761% (EURIBOR 3 Month + 4.25%), 10/15/2030(a) (f)	EUR	194	226,642
7.00%, 05/15/2029(a)	GBP	276	373,426
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC 8.25%, 04/15/2030(a)	U.S.$	2,180	2,274,307
Penn Entertainment, Inc. 6.75%, 04/01/2031(a)		4,534	4,548,917
Playtech PLC 5.875%, 06/28/2028(a)	EUR	620	730,303
Standard Building Solutions, Inc. 5.875%, 03/15/2034(a)	U.S.$	334	323,412
6.25%, 08/01/2033(a)		225	223,416
6.50%, 08/15/2032(a)		173	174,014
Standard Industries, Inc./NY 3.375%, 01/15/2031(a)		1,074	970,144
4.375%, 07/15/2030(a)		4,583	4,356,875
4.75%, 01/15/2028(a)		1,847	1,840,942
Station Casinos LLC 4.50%, 02/15/2028(a)		4,492	4,446,541
Thor Industries, Inc. 4.00%, 10/15/2029(a)		6,571	6,261,243
Travel & Leisure Co. 4.50%, 12/01/2029(a)		3,291	3,176,506
6.125%, 09/01/2033(a)		391	385,729
6.25%, 06/01/2031(a)		2,513	2,528,530
Wyndham Hotels & Resorts, Inc. 4.375%, 08/15/2028(a)		5,140	5,048,097

			82,273,853

Consumer Cyclical - Restaurants – 0.6%
1011778 BC ULC/New Red Finance, Inc. 4.00%, 10/15/2030(a)		398	375,589
4.375%, 01/15/2028(a)		3,033	3,002,427
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 4.75%, 06/01/2027(a)		410	408,762
Yum! Brands, Inc. 3.625%, 03/15/2031		2,677	2,477,349

			6,264,127

Consumer Cyclical - Retailers – 5.3%
Advance Auto Parts, Inc. 7.00%, 08/01/2030(a)		6,504	6,645,852
Asbury Automotive Group, Inc. 4.625%, 11/15/2029(a)		6,375	6,200,707

	Principal Amount (000)		U.S. $ Value

Beach Acquisition Bidco LLC 5.25%, 07/15/2032(a)	EUR	668	$778,261
Boots Group Finco LP 5.375%, 08/31/2032(a)		781	925,417
Carvana Co. 9.00%, 06/01/2031(a) (e) (j)	U.S.$	367	404,996
FirstCash, Inc. 4.625%, 09/01/2028(a)		4,907	4,822,845
Gap, Inc. (The) 3.625%, 10/01/2029(a)		5,830	5,512,615
3.875%, 10/01/2031(a)		703	645,410
Gee Automotive Holdings LLC 7.25%, 03/01/2031(a)		899	910,966
Global Auto Holdings Ltd./AAG FH UK Ltd. 8.375%, 01/15/2029(a)		3,265	3,272,444
Group 1 Automotive, Inc. 4.00%, 08/15/2028(a)		2,339	2,280,478
6.375%, 01/15/2030(a)		671	676,824
LCM Investments Holdings II LLC 4.875%, 05/01/2029(a)		6,036	5,901,156
Murphy Oil USA, Inc. 3.75%, 02/15/2031(a)		1,268	1,181,789
Park River Holdings, Inc. 8.00%, 03/15/2031(a)		451	453,350
Penske Automotive Group, Inc. 3.75%, 06/15/2029		3,854	3,689,665
Sonic Automotive, Inc. 4.875%, 11/15/2031(a)		2,255	2,153,548
Staples, Inc. 10.75%, 09/01/2029(a)		1,864	1,790,465
VF Corp. 2.95%, 04/23/2030		1,524	1,383,883
William Carter Co. (The) 7.375%, 02/15/2031(a)		1,295	1,336,129

			50,966,800

Consumer Non-Cyclical – 9.2%
Acadia Healthcare Co., Inc. 5.50%, 07/01/2028(a)		4,580	4,568,733
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 4.875%, 02/15/2030(a)		300	289,035
5.75%, 03/31/2034(a)		4,058	3,815,859
Bausch & Lomb Corp. 8.375%, 10/01/2028(a)		3,128	3,208,828
Bausch Health Cos., Inc. 11.00%, 09/30/2028(a)		187	197,210
CAB SELAS 7.75%, 08/09/2031(a)	EUR	859	1,018,738
Chobani LLC/Chobani Finance Corp., Inc. 7.625%, 07/01/2029(a)	U.S.$	250	256,925
CHS/Community Health Systems, Inc. 5.25%, 05/15/2030(a)		2,443	2,279,075
6.00%, 01/15/2029(a)		794	784,607
10.875%, 01/15/2032(a)		2,176	2,309,345
DaVita, Inc. 3.75%, 02/15/2031(a)		667	616,235
4.625%, 06/01/2030(a)		7,791	7,513,173
Embecta Corp. 5.00%, 02/15/2030(a)		6,159	5,053,090
6.75%, 02/15/2030(a)		366	303,235
Emergent BioSolutions, Inc. 3.875%, 08/15/2028(a)		1,030	941,822
Fiesta Purchaser, Inc. 7.875%, 03/01/2031(a)		564	571,315

	Principal Amount (000)		U.S. $ Value

Gainwell Acquisition Corp. 9.00%, 09/01/2031(a)	U.S.$	1,012	$1,055,131
Grifols SA 3.875%, 10/15/2028(a)	EUR	1,524	1,757,939
4.75%, 10/15/2028(a)	U.S.$	3,183	3,137,610
Gruenenthal GmbH 4.125%, 05/15/2028(a)	EUR	907	1,052,096
Gruppo San Donato SpA 6.50%, 10/31/2031(a)		1,056	1,200,227
Insulet Corp. 6.50%, 04/01/2033(a)	U.S.$	5,249	5,328,785
IQVIA, Inc. 4.625%, 06/15/2033(a)	EUR	239	278,369
5.00%, 10/15/2026(a)	U.S.$	1,570	1,569,953
5.00%, 05/15/2027(a)		413	413,091
Kedrion SpA 6.50%, 09/01/2029(a)		1,578	1,574,734
LifePoint Health, Inc. 8.375%, 02/15/2032(a)		2,007	2,030,944
9.88%, 08/15/2030(a)		2,365	2,489,162
Mehilainen Yhtiot Oy 5.125%, 06/30/2032(a)	EUR	419	488,871
ModivCare, Inc. 5.00%, 10/01/2029(b) (c) (d) (e) (h)	U.S.$	1,626	2,114
Neogen Food Safety Corp. 8.625%, 07/20/2030(a)		1,166	1,229,850
Option Care Health, Inc. 4.375%, 10/31/2029(a)		36	34,890
Organon & Co./Organon Foreign Debt Co-Issuer BV 4.125%, 04/30/2028(a)		4,080	4,038,506
Perrigo Finance Unlimited Co. 5.15%, 06/15/2030(e)		1,434	1,384,986
Post Holdings, Inc. 6.375%, 03/01/2033(a)		5,392	5,298,880
Premier Foods Finance PLC 3.50%, 10/15/2026(a)	GBP	200	270,482
Select Medical Corp. 6.25%, 12/01/2032(a)	U.S.$	5,297	5,136,660
Surgery Center Holdings, Inc. 7.25%, 04/15/2032(a)		1,861	1,873,190
Tenet Healthcare Corp. 4.25%, 06/01/2029		4,205	4,096,385
4.375%, 01/15/2030		3,565	3,453,594
US Foods, Inc. 4.75%, 02/15/2029(a)		5,606	5,534,467
Whirlpool Corp. 4.75%, 02/26/2029		293	278,157
6.125%, 06/15/2030		624	586,167
7.50%, 07/01/2031(a)		228	228,812

			89,551,277

Energy – 9.2%
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 6.625%, 10/15/2032(a)		265	267,348
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.00%, 07/15/2029(a)		6,250	6,425,750
7.25%, 07/15/2032(a)		564	583,001
Buckeye Partners LP 4.50%, 03/01/2028(a)		3,030	2,992,064
6.75%, 02/01/2030(a)		1,245	1,279,872
6.875%, 07/01/2029(a)		2,037	2,083,790
Chord Energy Corp. 6.00%, 10/01/2030(a)		150	151,657
6.75%, 03/15/2033(a)		3,700	3,779,994

	Principal Amount (000)		U.S. $ Value

CITGO Petroleum Corp. 8.375%, 01/15/2029(a)	U.S.$	1,075	$1,103,767
CNX Resources Corp. 7.25%, 03/01/2032(a)		4,628	4,759,481
7.375%, 01/15/2031(a)		300	306,939
CQP Holdco LP/BIP-V Chinook Holdco LLC 5.50%, 06/15/2031(a)		6,956	6,805,820
Delek Logistics Partners LP/Delek Logistics Finance Corp. 8.625%, 03/15/2029(a)		2,674	2,768,793
Genesis Energy LP/Genesis Energy Finance Corp. 8.875%, 04/15/2030		1,307	1,364,848
Gulfport Energy Operating Corp. 6.75%, 09/01/2029(a)		4,304	4,383,409
Hilcorp Energy I LP/Hilcorp Finance Co. 6.00%, 04/15/2030(a)		2,266	2,259,701
6.25%, 04/15/2032(a)		2,543	2,497,379
Howard Midstream Energy Partners LLC 7.375%, 07/15/2032(a)		1,500	1,548,930
Ithaca Energy North Sea PLC 8.125%, 10/15/2029(a)		427	443,115
Kraken Oil & Gas Partners LLC 7.625%, 08/15/2029(a)		2,559	2,608,491
Matador Resources Co. 6.00%, 04/15/2034(a)		484	473,589
6.25%, 04/15/2033(a)		100	99,998
6.50%, 04/15/2032(a)		3,182	3,212,102
Murphy Oil Corp. 6.00%, 10/01/2032		1,331	1,326,142
NFE Financing LLC 12.00%, 11/15/2029(b) (c) (d)		3,644	1,087,076
NuStar Logistics LP 5.625%, 04/28/2027		1,317	1,321,465
6.375%, 10/01/2030		4,461	4,570,027
Range Resources Corp. 4.75%, 02/15/2030(a)		643	628,597
Rockies Express Pipeline LLC 6.75%, 03/15/2033(a)		50	51,002
SM Energy Co. 6.75%, 08/01/2029(a)		3,570	3,647,005
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.00%, 06/01/2031(a)		942	892,093
Sunoco LP 4.50%, 10/01/2029(a)		2,409	2,349,594
4.625%, 05/01/2030(a)		1,304	1,262,924
5.875%, 07/15/2027(a)		3	3,005
6.625%, 08/15/2032(a)		1,145	1,163,320
Sunoco LP/Sunoco Finance Corp. 4.50%, 05/15/2029		392	383,207
7.00%, 09/15/2028(a)		4,746	4,829,102
Superior Plus LP/Superior General Partner, Inc. 4.50%, 03/15/2029(a)		942	913,646
TerraForm Power Operating LLC 5.00%, 01/31/2028(a)		623	616,097
TGNR Intermediate Holdings LLC 5.50%, 10/15/2029(a)		4,525	4,468,211
Transocean International Ltd. 8.75%, 02/15/2030(a)		1,138	1,182,886
Venture Global LNG, Inc. 8.375%, 06/01/2031(a)		660	686,506
9.5%, 02/01/2029(a)		3,743	4,025,821
Venture Global Plaquemines LNG LLC 6.125%, 12/15/2030(a)		1,304	1,330,758

			88,938,322

	Principal Amount (000)		U.S. $ Value

Other Industrial – 1.3%
American Builders & Contractors Supply Co., Inc. 3.875%, 11/15/2029(a)	U.S.$	434	$412,734
Belden, Inc. 3.375%, 07/15/2031(a)	EUR	693	768,184
Gates Corp./DE 6.875%, 07/01/2029(a)	U.S.$	997	1,018,126
Resideo Funding II LLC 6.50%, 07/15/2032(a)		4,416	4,372,988
Velocity Vehicle Group LLC 8.00%, 06/01/2029(a)		2,750	2,753,135
Veritiv Operating Co. 10.50%, 11/30/2030(a)		2,410	2,517,799

			11,842,966

Services – 5.2%
ADT Security Corp. (The) 4.125%, 08/01/2029(a)		4,373	4,211,593
4.875%, 07/15/2032(a)		597	563,311
5.875%, 10/15/2033(a)		213	208,261
Allied Universal Holdco LLC 7.875%, 02/15/2031(a)		3,691	3,837,533
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 3.625%, 06/01/2028(a)	EUR	160	184,984
4.625%, 06/01/2028(a)	U.S.$	4,302	4,235,986
Angi Group LLC 3.875%, 08/15/2028(a)		5,221	4,113,887
Aramark International Finance SARL 4.375%, 04/15/2033(a)	EUR	120	137,530
Belron UK Finance PLC 5.75%, 10/15/2029(a)	U.S.$	6,921	6,948,338
Cars.com, Inc. 6.375%, 11/01/2028(a)		1,545	1,538,604
Clarivate Science Holdings Corp. 4.875%, 07/01/2029(a)		1,940	1,826,374
Deepocean Ltd. 6.00%, 04/08/2031(a)	EUR	416	496,200
Garda World Security Corp. 6.00%, 06/01/2029(a)	U.S.$	4,405	4,354,783
7.75%, 02/15/2028(a)		250	253,650
8.25%, 08/01/2032(a)		326	333,224
8.375%, 11/15/2032(a)		833	853,275
ION Platform Finance US, Inc./ION Platform Finance SARL 8.75%, 05/01/2029(a)		115	104,937
Match Group Holdings II LLC 4.125%, 08/01/2030(a)		972	915,371
4.625%, 06/01/2028(a)		941	929,642
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.375%, 08/31/2027(a)		2,906	2,852,442
Rakuten Group, Inc. 9.75%, 04/15/2029(a)		839	913,847
Raven Acquisition Holdings LLC 6.875%, 11/15/2031(a)		3,773	3,759,870
Sabre GLBL, Inc. 11.125%, 07/15/2030(a)		2,137	2,102,445
Techem Verwaltungsgesellschaft 675 mbH 5.375%, 07/15/2029(a)	EUR	777	921,363
Valvoline, Inc. 3.625%, 06/15/2031(a)	U.S.$	5	4,585
Wand NewCo 3, Inc. 7.625%, 01/30/2032(a)		3,681	3,743,062

			50,345,097

	Principal Amount (000)		U.S. $ Value

Technology – 4.3%
Almaviva-The Italian Innovation Co. SpA 5.00%, 10/30/2030(a)	EUR	1,870	$2,144,191
AthenaHealth Group, Inc. 7.50%, 02/15/2032(a)	U.S.$	3,379	3,484,830
Cloud Software Group LLC 6.50%, 03/31/2029(a)		831	828,083
6.625%, 08/15/2033(a)		990	897,514
8.25%, 06/30/2032(a)		1,273	1,247,922
Diebold Nixdorf, Inc. 7.75%, 03/31/2030(a)		4,584	4,781,845
Ellucian Holdings, Inc. 6.50%, 12/01/2029(a)		5,384	5,308,732
Fortress Intermediate 3, Inc. 7.50%, 06/01/2031(a)		4,890	5,000,514
Gen Digital, Inc. 6.75%, 09/30/2027(a)		1,022	1,024,790
Go Daddy Operating Co. LLC/GD Finance Co., Inc. 3.50%, 03/01/2029(a)		1,636	1,551,092
GoTo Group, Inc. 5.50%, 05/01/2028(a)		608	282,610
IPD 3 BV 5.50%, 06/15/2031(a)	EUR	633	715,351
Meridian Arc Holdco LLC 6.25%, 04/30/2031(a)	U.S.$	3,413	3,244,295
MKS, Inc. 4.25%, 02/15/2034(a)	EUR	964	1,089,391
NCR Atleos Corp. 9.5%, 04/01/2029(a)	U.S.$	372	393,688
OAK-Eagle Acquireco, Inc. 6.25%, 07/01/2033(a)	EUR	1,642	2,005,708
7.25%, 07/01/2033(a)	U.S.$	2,824	2,937,384
ON Semiconductor Corp. 3.875%, 09/01/2028(a)		939	915,910
Rackspace Finance LLC 3.50%, 05/15/2028(a)		1,075	897,567
TeamSystem SpA 5.00%, 07/01/2031(a)	EUR	1,044	1,173,952
WULF Compute LLC 7.75%, 10/15/2030(a)	U.S.$	2,193	2,279,733

			42,205,102

Transportation - Airlines – 1.5%
Allegiant Travel Co. 7.125%, 07/01/2031(a)		1,836	1,854,709
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.75%, 04/20/2029(a)		7,229	7,220,303
United Airlines Holdings, Inc. 4.875%, 03/01/2029		3,406	3,365,673
5.375%, 03/01/2031		643	637,232

			13,077,917

Transportation - Services – 1.4%
Albion Financing 1 SARL/Aggreko Holdings, Inc. 5.375%, 05/21/2030(a)	EUR	246	293,254
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.75%, 07/15/2027(a)	U.S.$	11	10,982
8.00%, 02/15/2031(a)		630	637,869
BCP V Modular Services Finance II PLC 4.75%, 11/30/2028(a)	EUR	1,295	1,413,940
Beacon Mobility Corp. 7.25%, 08/01/2030(a)	U.S.$	4,301	4,419,321
Boels Topholding BV 6.25%, 02/15/2029(a)	EUR	492	582,868

	Principal Amount (000)		U.S. $ Value

Dcli Bidco LLC 7.75%, 11/15/2029(a)	U.S.$	1,729	$1,787,976
Hertz Corp. (The) 4.625%, 12/01/2026(a)		344	331,616
Kapla Holding SAS 5.00%, 04/30/2031(a)	EUR	1,498	1,743,208
Loxam SAS 6.375%, 05/31/2029(a)		185	220,123
Mundys SpA 1.875%, 02/12/2028(a)		450	509,652
Rand Parent LLC 8.50%, 02/15/2030(a)	U.S.$	215	222,121
Upbound Group, Inc. 6.375%, 02/15/2029(a)		865	861,583

			13,034,513

			654,167,812

Financial Institutions – 9.5%
Banking – 0.6%
Armor Holdco, Inc. 8.50%, 11/15/2029(a)		1,360	1,362,883
Bread Financial Holdings, Inc. 6.75%, 05/15/2031(a)		3,504	3,578,986
CaixaBank SA 5.875%, 10/09/2027(a) (k)	EUR	200	236,123
Credit Acceptance Corp. 6.625%, 03/15/2030(a)	U.S.$	217	218,267
Freedom Mortgage Corp. 12.25%, 10/01/2030(a)		548	584,343

			5,980,602

Brokerage – 0.9%
Aretec Group, Inc. 10.00%, 08/15/2030(a)		3,423	3,604,145
First Eagle Holdings, Inc. 7.25%, 08/15/2032(a)		354	361,721
Focus Financial Partners LLC 6.75%, 09/15/2031(a)		1,774	1,763,870
7.25%, 09/15/2031(a)		2,046	2,068,608
StoneX Group, Inc. 7.875%, 03/01/2031(a)		621	646,343
VFH Parent LLC/Valor Co-Issuer, Inc. 7.50%, 06/15/2031(a)		83	85,931

			8,530,618

Finance – 3.7%
Black Pearl Compute LLC 6.125%, 02/15/2031(a)		1,845	1,847,251
Compass Group Diversified Holdings LLC 5.25%, 04/15/2029(a)		1,086	1,037,713
Curo SPV LLC 13.00%, 08/21/2027(h) (i)		1,259	1,202,572
Enova International, Inc. 9.125%, 08/01/2029(a)		2,874	3,004,365
11.25%, 12/15/2028(a)		1,667	1,742,432
Freedom Mortgage Holdings LLC 7.875%, 04/01/2033(a)		932	896,817
9.125%, 05/15/2031(a)		887	915,499
GGAM Finance Ltd. 8.00%, 06/15/2028(a)		4,650	4,813,819
goeasy Ltd. 6.875%, 05/15/2030(a)		1,197	1,086,433
7.375%, 10/01/2030(a)		1,003	929,691
7.625%, 07/01/2029(a)		1,228	1,175,884

	Principal Amount (000)		U.S. $ Value

9.25%, 12/01/2028(a)	U.S.$	954	$956,967
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5.00%, 08/15/2028(a)		5,275	5,109,840
Navient Corp. 9.375%, 10/15/2031		1,066	1,093,673
11.50%, 03/15/2031		2,859	3,088,921
OneMain Finance Corp. 7.875%, 03/15/2030		1,426	1,478,434
Phoenix Aviation Capital Ltd. 9.25%, 07/15/2030(a)		1,327	1,388,188
Stonebriar ABF Issuer LLC 7.00%, 08/15/2031(a)		4,098	3,990,960
8.125%, 12/15/2030(a)		618	624,458

			36,383,917

Financial Services – 0.8%
1261229 BC Ltd. 10.00%, 04/15/2032(a)		278	288,772
Asurion LLC/Asurion Co-Issuer, Inc. 8.00%, 12/31/2032(a)		1,288	1,281,457
Cipher Compute LLC 7.125%, 11/15/2030(a)		1,537	1,558,856
CrossCountry Intermediate HoldCo LLC 6.75%, 12/01/2032(a)		958	917,084
Encore Capital Group, Inc. 6.625%, 04/15/2031(a)		2,108	2,116,221
8.50%, 05/15/2030(a)		1,954	2,071,787

			8,234,177

Insurance – 3.2%
Acrisure LLC/Acrisure Finance, Inc. 4.25%, 02/15/2029(a)		1,355	1,240,042
7.50%, 11/06/2030(a)		937	862,293
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.75%, 04/15/2028(a)		3,667	3,697,253
AmWINS Group, Inc. 4.875%, 06/30/2029(a)		329	319,643
6.375%, 02/15/2029(a)		5,618	5,669,798
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves 7.875%, 11/01/2029(a)		416	411,183
Ardonagh Finco Ltd. 6.875%, 02/15/2031(a)	EUR	1,374	1,606,013
7.75%, 02/15/2031(a)	U.S.$	2,177	2,220,453
CRC Insurance Group LLC 7.125%, 06/01/2031(a)		5,217	5,221,226
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC 7.25%, 02/15/2031(a)		5,554	5,502,625
Jones Deslauriers Insurance Management, Inc. 8.50%, 03/15/2030(a)		4,359	4,498,052

			31,248,581

REITs – 0.3%
Five Point Operating Co. LP 8.00%, 10/01/2030(a)		977	1,002,978
Iron Mountain, Inc. 4.875%, 09/15/2029(a)		1,576	1,541,880
Vivion Investments SARL Series E 6.50%, 02/28/2029(a) (e) (j)	EUR	1	843

			2,545,701

			92,923,596

	Principal Amount (000)		U.S. $ Value

Utility – 0.1%
Electric – 0.1%
Neoen Finco PLC 5.50%, 06/15/2031(a)	EUR	631	$747,423

Total Corporates - Non-Investment Grade (cost $755,360,873)			747,838,831

CORPORATES - INVESTMENT GRADE – 13.1%
Industrial – 8.6%
Basic – 0.2%
FMC Corp. 8.00%, 06/01/2031(a)	U.S.$	519	538,421
Hudbay Minerals, Inc. 6.125%, 04/01/2029(a)		686	688,785
SNF Group SACA 5.626%, 03/31/2031(a)		1,096	1,100,154

			2,327,360

Communications - Media – 0.3%
Cox Communications, Inc. 5.70%, 06/15/2033(a)		697	661,746
Space Exploration Technologies Corp. 5.65%, 07/15/2033(a)		1,949	1,876,049

			2,537,795

Communications - Telecommunications – 0.2%
QTS Central Issuer LLC/QTS TRS Central Issuer LLC 6.625%, 09/01/2031(a)		1,711	1,686,430

Consumer Cyclical - Automotive – 0.9%
Ford Motor Co. 3.25%, 02/12/2032		3,350	2,929,810
Ford Motor Credit Co. LLC 2.90%, 02/10/2029		425	400,741
4.95%, 05/28/2027		731	731,117
5.80%, 03/08/2029		846	853,013
5.875%, 11/07/2029		514	518,744
6.80%, 05/12/2028		648	664,207
7.35%, 11/04/2027		1,437	1,473,097
Jaguar Land Rover Automotive PLC 5.875%, 01/15/2028(a)		663	661,647

			8,232,376

Consumer Cyclical - Entertainment – 0.5%
Carnival Corp., Ltd. 4.00%, 08/01/2028(a)		3,238	3,170,973
5.75%, 01/15/2030(a)	EUR	189	230,078
5.75%, 03/15/2030(a)	U.S.$	1,137	1,143,504

			4,544,555

Consumer Cyclical - Other – 1.3%
Flutter Treasury DAC 4.00%, 06/04/2031(a)	EUR	675	758,307
5.875%, 06/04/2031(a)	U.S.$	2,268	2,229,648
6.125%, 06/04/2031(a)	GBP	456	606,214
6.375%, 04/29/2029(a)	U.S.$	205	207,419
Las Vegas Sands Corp. 5.65%, 05/18/2033		417	410,453
Taylor Morrison Communities, Inc. 5.75%, 01/15/2028(a)		3,464	3,495,869
Voyager Parent LLC 9.25%, 07/01/2032(a)		4,629	4,956,131

			12,664,041

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Restaurants – 0.4%
1011778 BC ULC/New Red Finance, Inc. 3.50%, 02/15/2029(a)	U.S.$	1,208	$1,162,700
3.875%, 01/15/2028(a)		2,378	2,339,572
5.625%, 09/15/2029(a)		492	493,963
6.125%, 06/15/2029(a)		306	309,727

			4,305,962

Consumer Non-Cyclical – 1.1%
Jazz Securities DAC 4.375%, 01/15/2029(a)		7,888	7,743,176
Teva Pharmaceutical Finance Netherlands II BV 3.75%, 05/09/2027	EUR	482	560,602
Teva Pharmaceutical Finance Netherlands III BV 3.15%, 10/01/2026	U.S.$	193	192,587
4.75%, 05/09/2027		1,620	1,618,056
5.125%, 05/09/2029		372	372,106

			10,486,527

Energy – 2.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.75%, 10/15/2033(a)		2,925	2,886,799
6.625%, 02/01/2032(a)		1,818	1,856,778
Breakwater Energy Holdings SARL 9.25%, 11/15/2030(a)		200	213,148
Colonial Pipeline Co. 7.63%, 04/15/2032(a)		3,000	3,247,440
EQT Corp. 4.50%, 01/15/2029		78	77,235
Harbour Energy Finance 2 PLC 5.929%, 08/19/2033(a)		3,758	3,744,584
Hess Midstream Operations LP 4.25%, 02/15/2030(a)		403	388,045
5.125%, 06/15/2028(a)		3,772	3,760,608
Permian Resources Operating LLC 5.875%, 07/01/2029(a)		55	55,079
7.00%, 01/15/2032(a)		5,245	5,418,767
Tengizchevroil Finance Co. International Ltd. 3.25%, 08/15/2030(a)		242	223,850

			21,872,333

Other Industrial – 0.9%
American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(a)		6,541	6,445,763
Carrix, Inc. 6.125%, 08/01/2033(a)		1,640	1,639,180
RB Global Holdings, Inc. 6.75%, 03/15/2028(a)		502	506,864

			8,591,807

Services – 0.4%
Block, Inc. 3.50%, 06/01/2031		2,892	2,651,328
5.625%, 08/15/2030(a)		1,567	1,568,692

			4,220,020

Technology – 0.1%
Oracle Corp. 4.90%, 02/06/2033		733	674,639

	Principal Amount (000)		U.S. $ Value

Transportation - Services – 0.0%
Adani Ports & Special Economic Zone Ltd. 4.375%, 07/03/2029(a)	U.S.$	202	$195,940

			82,339,785

Financial Institutions – 4.5%
Banking – 2.8%
Ally Financial, Inc. 6.70%, 02/14/2033		4,224	4,300,116
6.848%, 01/03/2030		1,201	1,243,167
8.00%, 11/01/2031		809	889,229
Bank of Ireland Group PLC 5.601%, 03/20/2030(a)		752	762,062
BPCE SA 5.876%, 01/14/2031(a)		686	696,873
CaixaBank SA 5.673%, 03/15/2030(a)		1,324	1,343,701
Capital One Financial Corp. 5.463%, 07/26/2030		1,573	1,589,359
Citigroup, Inc. Series AA 7.625%, 11/15/2028(k)		205	213,409
Deutsche Bank AG/New York NY 3.729%, 01/14/2032		3,990	3,684,007
3.742%, 01/07/2033		230	208,389
Intesa Sanpaolo SpA 4.198%, 06/01/2032(a)		2,636	2,467,454
Synchrony Financial 5.935%, 08/02/2030		610	618,912
7.25%, 02/02/2033		5,915	6,118,654
Truist Financial Corp. Series N 6.669%, 03/01/2027(k)		626	628,435
UBS Group AG 4.375%, 02/10/2031(a) (k)		507	463,135
UniCredit SpA 5.861%, 06/19/2032(a)		1,787	1,792,611

			27,019,513

Finance – 0.4%
FS KKR Capital Corp. 3.125%, 10/12/2028		518	489,888
Midcap Financial Issuer Trust 6.50%, 05/01/2028(a)		3,001	3,006,672

			3,496,560

Insurance – 1.0%
Athene Global Funding 5.583%, 01/09/2029(a)		93	93,603
Centene Corp. 2.50%, 03/01/2031		2,193	1,915,147
3.375%, 02/15/2030		1,018	946,190
4.625%, 12/15/2029		5,425	5,289,863
Hartford Insurance Group, Inc. (The) Series ICON 6.127% (CME Term SOFR 3 Month + 2.39%), 02/12/2047(a) (f)		859	858,837
SBL Holdings, Inc. 5.00%, 02/18/2031(a)		370	329,948
5.90%, 09/26/2028(a)		236	229,217

			9,662,805

REITs – 0.3%
Millrose Properties, Inc. 6.375%, 08/01/2030(a)		899	911,829

	Principal Amount (000)		U.S. $ Value

Newmark Group, Inc. 7.50%, 01/12/2029	U.S.$	2,027	$2,113,046
Trust 2401 4.869%, 01/15/2030(a)		211	202,570

			3,227,445

			43,406,323

Utility – 0.0%
Electric – 0.0%
Empresas Publicas de Medellin ESP 4.25%, 07/18/2029(a)		427	404,109

Total Corporates - Investment Grade (cost $125,364,854)			126,150,217

BANK LOANS – 4.1%
Industrial – 3.2%
Basic – 0.2%
INEOS US Petrochem LLC 8.035% (CME Term SOFR 1 Month + 4.25%), 04/02/2029(l)		1,881	1,569,801

Communications - Media – 0.6%
DIRECTV Financing LLC 8.322% (CME Term SOFR 3 Month + 4.50%), 08/02/2029(l)		1,181	1,188,875
MH Sub I LLC 7.936% (CME Term SOFR 1 Month + 4.25%), 05/03/2028(l)		1,588	1,568,480
MJH Healthcare Holdings LLC 7.436% (CME Term SOFR 1 Month + 3.75%), 01/28/2029(g) (h) (i) (l)		1,446	1,379,480
Neptune Bidco US, Inc. 8.862% (CME Term SOFR 3 Month + 5.00%), 02/03/2033(l)		1,000	996,750
Radiate Holdco LLC 13.50% (1.50% Cash and 12.00% PIK Interest 12 + 1.50%), 09/25/2029(l)		773	680,180

			5,813,765

Communications - Telecommunications – 0.1%
StubHub Holdco Sub LLC 03/15/2030(m)		1,234	1,236,857

Consumer Cyclical - Automotive – 0.0%
RealTruck Group, Inc. 10.025% (CME Term SOFR 3 Month + 6.00%), 01/31/2031(l)		958	578,022

Consumer Cyclical - Other – 0.1%
PHRG Intermediate LLC 7.732% (CME Term SOFR 3 Month + 4.00%), 02/20/2032(l)		802	801,146

Consumer Non-Cyclical – 0.3%
Hertz Corp. (The) 7.584% (CME Term SOFR 3 Month + 3.50%), 06/30/2028(l)		1,510	835,477
ModivCare Buyer LLC 8.732% (CME Term SOFR 3 Month + 5.00%), 12/29/2030(l)		88	74,663
MPH Acquisition Holdings LLC 7.572% (CME Term SOFR 3 Month + 3.75%), 12/31/2030(l)		1,921	1,926,975
Weber-Stephen Products LLC 7.475% (CME Term SOFR 3 Month + 3.75%), 10/01/2032(l)		618	614,715

			3,451,830

Energy – 0.2%
Calcasieu Pass Funding, LLC 6.954% (CME Term SOFR 6 Month + 3.25%), 04/11/2033(l)		1,379	1,386,995
Colossus Acquireco LLC 5.370% (CME Term SOFR 3 Month + 1.75%), 01/31/2033(l)		517	515,268

			1,902,263

	Principal Amount (000)		U.S. $ Value

Other Industrial – 0.1%
Tulip Holdco (DE) LLC 08/04/2033(g) (h) (i) (m)	U.S.$	1,030	$1,031,287

Services – 0.2%
VM Consolidated, Inc. 5.686% (CME Term SOFR 1 Month + 2.00%), 10/01/2032(l)		1,790	1,726,486

Technology – 1.2%
Boxer Parent Co., Inc. 6.514% (CME Term SOFR 3 Month + 2.75%), 07/30/2031(l)		1,465	1,386,609
Clover Holdings 2 LLC 7.750% (FIXED 4 + 7.75%), 12/09/2031(g) (h) (i) (l)		1,782	1,715,596
Darktrace Finco US LLC 6.987% (CME Term SOFR 3 Month + 3.25%), 10/09/2031(l)		1,204	1,133,933
Imprivata, Inc. 7.483% (CME Term SOFR 3 Month + 3.75%), 11/30/2029(l)		300	302,517
Loyalty Ventures, Inc. 14.000% (PRIME 3 Month + 5.50%), 11/03/2027(b) (d) (h) (i) (l)		550	57,735
Peraton Corp. 7.672% (CME Term SOFR 3 Month + 3.75%), 02/01/2028(l)		1,182	1,121,934
Ping Identity Holding Corp. 6.389% (CME Term SOFR 1 Month + 2.75%), 11/15/2032(g) (h) (i) (l)		788	778,175
Playtika Holding Corp. 6.550% (CME Term SOFR 1 Month + 2.75%), 03/13/2028(l)		765	745,998
Polaris Newco LLC 8.084% (CME Term SOFR 3 Month + 4.00%), 06/02/2028(l)		1,253	1,159,724
Rocket Software, Inc. 7.436% (CME Term SOFR 1 Month + 3.75%), 11/28/2028(l)		1,995	1,974,833
Synechron, Inc. 7.482% (CME Term SOFR 3 Month + 3.75%), 10/03/2031(g) (h) (i) (l)		1,110	1,054,500

			11,431,554

Transportation - Airlines – 0.1%
JetBlue Airways Corp. 8.427% (CME Term SOFR 3 Month + 4.75%), 08/27/2029(l)		845	727,012

Transportation - Services – 0.1%
Carvana Co. 08/15/2033(m)		720	715,802

			30,985,825

Financial Institutions – 0.9%
Banking – 0.0%
Orbit Private Holdings I Ltd. 7.596% (CME Term SOFR 6 Month + 3.75%), 12/10/2031(l)		105	105,012

Finance – 0.2%
Nexus Buyer LLC 7.686% (CME Term SOFR 1 Month + 4.00%), 07/31/2031(l)		1,795	1,773,591

Financial Services – 0.0%
ACProducts Holdings, Inc. 9.232% (CME Term SOFR 3 Month + 5.50%), 11/14/2031(l)		43	44,220

Insurance – 0.7%
Acrisure LLC 6.686% (CME Term SOFR 1 Month + 3.00%), 11/06/2030(g) (h) (i) (l)		5,074	4,296,209
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.186% (CME Term SOFR 1 Month + 2.50%), 09/19/2031(l)		1,197	1,193,648
Asurion LLC 7.572% (CME Term SOFR 3 Month + 3.75%), 02/23/2033(l)		871	833,228
8.172% (CME Term SOFR 3 Month + 4.25%), 08/19/2028(l)		114	114,032

			6,437,117

			8,359,940

Total Bank Loans (cost $41,565,945)			39,345,765

	Principal Amount (000)		U.S. $ Value

EMERGING MARKETS - CORPORATE BONDS – 1.1%
Industrial – 1.0%
Basic – 0.1%
Braskem Idesa SAPI 6.99%, 02/20/2032(b) (c) (d)	U.S.$	486	$330,723
Braskem Netherlands Finance BV 4.50%, 01/10/2028(b) (c) (d)		341	196,160

			526,883

Consumer Cyclical - Other – 0.8%
Melco Resorts Finance Ltd. 5.375%, 12/04/2029(a)		2,692	2,615,251
5.625%, 07/17/2027(a)		356	355,722
5.75%, 07/21/2028(a)		2,941	2,927,354
7.625%, 04/17/2032(a)		250	255,658
MGM China Holdings Ltd. 6.25%, 05/15/2033(a)		590	573,008
Wynn Macau Ltd. 5.50%, 10/01/2027(a)		999	995,733

			7,722,726

Consumer Non-Cyclical – 0.0%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 5.25%, 04/27/2029(a)		28	27,412

Energy – 0.1%
Ecopetrol SA 8.625%, 01/19/2029		216	228,528
Gran Tierra Energy, Inc. 9.5%, 10/15/2029(a)		216	216,873
Puma International Financing SA 7.75%, 04/25/2029(a)		564	579,437

			1,024,838

Technology – 0.0%
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C 7.875%, 02/03/2030(a)		470	480,575

			9,782,434

Utility – 0.1%
Electric – 0.1%
India Clean Energy Holdings 4.50%, 04/18/2027(a)		200	197,750
Investment Energy Resources Ltd. 6.25%, 04/26/2029(a)		247	243,052

			440,802

Total Emerging Markets - Corporate Bonds (cost $10,410,571)			10,223,236

EMERGING MARKETS - SOVEREIGNS – 0.3%
Bahrain – 0.1%
Bahrain Government International Bond 7.00%, 10/12/2028(a)		570	565,725

Cote D’Ivoire – 0.1%
Ivory Coast Government International Bond 6.375%, 03/03/2028(a)		507	512,121

Egypt – 0.0%
Egypt Government International Bond 7.50%, 01/31/2027(a)		200	201,708

	Principal Amount (000)		U.S. $ Value

Senegal – 0.0%
Senegal Government International Bond 4.75%, 03/13/2028(a)	EUR	333	$214,949
6.75%, 03/13/2048(a)	U.S.$	483	239,009

			453,958

South Africa – 0.1%
Republic of South Africa Government International Bond
Series 10Y 4.85%, 09/27/2027		540	539,346
Series 12Y 4.30%, 10/12/2028		208	205,313

			744,659

Total Emerging Markets - Sovereigns (cost $2,888,218)			2,478,171

	Shares

COMMON STOCKS – 0.1%
Communication Services – 0.1%
Diversified Telecommunication Services – 0.1%
Altice France SA/LuxCo3(b) (h) (i)		26,338	498,686

Health Care – 0.0%
Health Care Providers & Services – 0.0%
ModivCare Topco LLC(b)		7,096	33,706

Energy – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
New Fortress Energy, Inc.(b) (h)		38,964	11,300

Industrial – 0.0%
Transportation Infrastructure – 0.0%
Spirit Airlines LLC(b)		22,351	223

Total Common Stocks (cost $1,128,601)			543,915

	Principal Amount (000)

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.0%
Non-Agency Fixed Rate CMBS – 0.0%
CD Mortgage Trust Series 2016-CD1, Class XA 1.527%, 08/10/2049(n)	U.S.$	923	9
Citigroup Commercial Mortgage Trust Series 2017-C4, Class XA 1.114%, 10/12/2050(n)		2,195	14,756
Commercial Mortgage Trust Series 2012-CR3, Class D 4.434%, 10/15/2045(a)		100	82,987
GS Mortgage Securities Trust Series 2011-GC5, Class C 5.386%, 08/10/2044(a)		156	151,414
Series 2011-GC5, Class D 5.386%, 08/10/2044(a)		236	196,860
WFRBS Commercial Mortgage Trust Series 2011-C4, Class E 5.151%, 06/15/2044(a)		25	24,231

Total Commercial Mortgage-Backed Securities (cost $534,970)			470,257

	Principal Amount (000)		U.S. $ Value

QUASI-SOVEREIGNS – 0.0%
Quasi-Sovereign Bonds – 0.0%
South Africa – 0.0%
Transnet/South Africa 8.25%, 02/06/2028(a) (cost $370,000)	U.S.$	370	$382,691

	Shares

PREFERRED STOCKS – 0.0%
Industrials – 0.0%
Other Industrial – 0.0%
Asphalt ATD Holdco - Class A 0.00%(b) (h) (i) (cost $66,596)		2,684	66,590

	Principal Amount (000)

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.0%
Risk Share Floating Rate – 0.0%
Federal National Mortgage Association Connecticut Avenue Securities Series 2017-C07, Class 2M2 6.258% (CME Term SOFR + 2.61%), 05/25/2030(f) (cost $3,351)	U.S.$	3	3,369

	Shares

SHORT-TERM INVESTMENTS – 2.0%
Investment Companies – 1.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.51%(o) (p) (q) (cost $17,537,250)		17,537,250	17,537,250

	Principal Amount (000)

Corporates - Non-Investment Grade – 0.2%
Industrial – 0.2%
Energy – 0.2%
NFE Brazil Financing Ltd. 12.00%, 06/19/2029(c) (j) (cost $2,227,618)	U.S.$	2,434	2,137,019

Total Short-Term Investments (cost $19,764,868)			19,674,269

Total Investments – 98.5% (cost $957,458,847)(r)			947,177,311
Other assets less liabilities – 1.5%			14,481,007

Net Assets – 100.0%			$961,658,318

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. 10 Yr Ultra Futures	6	December 2026	$656,531	$(6,273)
U.S. T-Note 5 Yr (CBT) Futures	365	December 2026	38,581,641	(134,023)
Sold Contracts
Euro-BOBL Futures	12	September 2026	1,579,311	20,909
U.S. T-Note 2 Yr (CBT) Futures	288	December 2026	59,107,500	98,296
U.S. T-Note 10 Yr (CBT) Futures	381	December 2026	41,017,031	363,250

				$342,159

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Bank NA	EUR	30,172	USD	35,140	09/11/2026	$80,026
Morgan Stanley Bank NA	EUR	854	USD	978	09/11/2026	(14,325)
Morgan Stanley Bank NA	GBP	898	USD	1,203	10/15/2026	(15,028)
State Street Bank & Trust Co.	EUR	186	USD	213	09/11/2026	(2,797)

						$47,876

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2026, the aggregate market value of these securities amounted to $768,226,120 or 79.9% of net assets.

(b)	Non-income producing security.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.21% of net assets as of August 31, 2026, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
ASP Unifrax Holdings, Inc. 7.10%, 09/30/2029	09/30/2024 - 03/30/2026	$1,720,705	$6,183	0.00%
ASP Unifrax Holdings, Inc. 10.425%, 09/30/2029	09/30/2024	828,965	310,173	0.03%
ASP Unifrax Holdings, Inc. 12.05%, 07/31/2027	08/03/2026	123,349	123,349	0.01%
Braskem Idesa SAPI 6.99%, 02/20/2032	10/14/2021 - 09/30/2022	423,719	330,723	0.04%
Braskem Netherlands Finance BV 4.50%, 01/10/2028	07/28/2021	346,057	196,160	0.02%
ModivCare, Inc. 5.00%, 10/01/2029	03/07/2025 - 04/01/2025	1,342,482	2,114	0.00%
NFE Brazil Financing Ltd. 12.00%, 06/19/2029	06/17/2026	2,227,618	2,137,019	0.22%
NFE Financing LLC 12.00%, 11/15/2029	12/05/2024 - 03/13/2025	3,466,458	1,087,076	0.11%

(d)	Defaulted.
(e)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at August 31, 2026.
(f)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at August 31, 2026.

(g)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Acrisure LLC 6.686%, 11/06/2030	02/10/2026 - 03/02/2026	$4,952,956	$4,296,209	0.45%
ASP Unifrax Holdings, Inc. 12.05%, 10/29/2026	08/05/2026	45,323	45,981	0.00%
ASP Unifrax Holdings, Inc. 12.05%, 11/26/2026	08/05/2026	9,307	8,969	0.00%
Clover Holdings 2 LLC 7.750%, 12/09/2031	11/01/2024	1,782,437	1,715,596	0.18%
MJH Healthcare Holdings LLC 7.436%, 01/28/2029	10/09/2025	1,408,611	1,379,480	0.14%
Ping Identity Holding Corp. 6.389%, 11/15/2032	10/31/2025	786,276	778,175	0.08%
Synechron, Inc. 7.482%, 10/03/2031	07/09/2026 - 07/14/2026	1,046,144	1,054,500	0.11%
Tulip Holdco (DE) LLC 7.620%, 08/04/2033	07/21/2026	1,014,550	1,031,287	0.11%

(h)	Fair valued by the Adviser.
(i)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(j)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at August 31, 2026.
(k)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(l)	The stated coupon rate represents the greater of the SOFR or an alternate base rate such as the PRIME or the SOFR/PRIME floor rate plus a spread at August 31, 2026.
(m)

This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the SOFR plus a premium which was determined at the time of purchase.

(n)	IO - Interest Only.
(o)	The rate shown represents the 7-day yield as of period end.
(p)	Affiliated investments.
(q)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(r)

As of August 31, 2026 the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $9,635,259 and gross unrealized depreciation of investments was $19,526,760, resulting in net unrealized depreciation of $9,891,501.

Currency Abbreviations:

EUR – Euro

GBP – Great British Pound

USD – United States Dollar

Glossary:

BOBL – Bundesobligationen

CBT – Chicago Board of Trade

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

EURIBOR – Euro Interbank Offered Rate

PRIME – U.S. Federal Reserve Bank Prime Loan Rate

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

AB Active ETFs, Inc.

AB Short Duration High Yield ETF

August 31, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as a significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2026:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Non-Investment Grade	$-0-	$746,457,960	$1,380,871	$747,838,831
Corporates - Investment Grade	-0-	126,150,217	-0-	126,150,217
Bank Loans	-0-	29,032,783	10,312,982	39,345,765
Emerging Markets - Corporate Bonds	-0-	10,223,236	-0-	10,223,236
Emerging Markets - Sovereigns	-0-	2,478,171	-0-	2,478,171
Common Stocks	11,523	33,706	498,686	543,915
Commercial Mortgage-Backed Securities	-0-	470,257	-0-	470,257
Quasi-Sovereigns	-0-	382,691	-0-	382,691
Preferred Stocks	-0-	-0-	66,590	66,590
Collateralized Mortgage Obligations	-0-	3,369	-0-	3,369
Short-Term Investments:
Investment Companies	17,537,250	-0-	-0-	17,537,250
Corporates - Non-Investment Grade	-0-	2,137,019	-0-	2,137,019

Total Investments in Securities	17,548,773	917,369,409	12,259,129	947,177,311
Other Financial Instruments(a):
Assets:
Futures	482,455	-0-	-0-	482,455
Forward Currency Exchange Contracts	-0-	80,026	-0-	80,026
Liabilities:
Futures	(140,296)	-0-	-0-	(140,296)
Forward Currency Exchange Contracts	-0-	(32,150)	-0-	(32,150)

Total	$17,890,932	$917,417,285	$12,259,129	$947,567,346

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2026 is as follows:

Fund	Market Value 11/30/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$16,759	$234,927	$234,149	$17,537	$471